FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2


     1.   Name and address of issuer:

          Centurion T.A.A. Fund, Inc.
          11545 W. Bernardo Ct., Suite 100
          San Diego, CA 92127

     2.   Name of each series or class of funds for which
          this notice    is filed:

          Common Stock

     3.   Investment Company Act File Number:  811-3257

          Securities Act File Number:  2-73955

     4. Last day of fiscal year for which this notice is filed.

          12-31-95

     5. Check box if this notice is being filed more that 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:




     6. Date of termination of issuer's declaration under rule 24f- 2(a) 1, if applicable (see Instrucation
          A.6):  N/A

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          None

     9. Number and aggregate sale price of securities sold during the fiscal year:

          1,301,490.921 Shares; $4,283,464.51 Sale Price





     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          1,301,490.921 Shares; $4,283,464.51

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

          None

     12.  Calculation of registration fee:

         (i)   Aggregate sale price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from Item
               10):                               $4,283,464

         (ii)  Aggregate price of shares issued in
               connection with dividend reinvestment
               plans (from Item 11,if applicable):     N/A

         (iii) Aggregate price of shares redeemed or
               repurchased during the fiscal year (if
               applicable):                            N/A

          (iv) Aggregate price of shares redeemed or
               repurchased and previously applied as
               a reduction to filing fees pursuant to
               rule 24e-2 (if applicable):             N/A

          (v)  Net aggregate price of securities sold
               and issued during the fiscal year in
               reliance on rule 24f-2 (line (i), plus
               line (ii), less line (iii), plus line
               (iv)) (if applicable)                   N/A

          (vi) Multiplier prescribed by Section 6(b) of the Securites Act of 1933 or other applicable law or regulation (see
               Instruction C.6):

         (vii) Fee due (line (i) or line (v)multiplied
               by line(vi)):                           $  1,477.06

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a)


     Date of mailing or write transfer of filing fees to the Commission's lockbox depository:


     SIGNATURES

             This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated.

          By (Signature and Title)

                                   Kenneth W. Elsberry, President
          Date:  3/29/96